BALANCE SHEET - USD ($)	Mar. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 699,534	$ 1,094,556
Prepaid expenses	88,817	106,316
Total Current Assets	788,351	1,200,872
Cash and marketable securities held in Trust Account	135,709,741	135,706,395
Total Assets	136,498,092	136,907,267
Current liabilities:
Accounts payable	352,744	5,109
Accrued expenses	754,809	112,579
Total Current Liabilities	5,857,053	117,688
Deferred underwriting commissions		4,749,500
Total Liabilities	5,857,053	4,867,188
Commitments and Contingencies
Class A Common stock subject to possible redemption, 12,704,007 shares at $10.00 per share	125,641,030	127,040,070
Stockholders' Equity
Additional paid-in capital	6,710,075	5,311,049
Accumulated deficit	(1,710,553)	(311,513)
Total Stockholders' Equity	5,000,009	5,000,009
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	136,498,092	136,907,267
Class A common stock
Stockholders' Equity
Common stock	148	134
Class B common stock
Stockholders' Equity
Common stock	$ 339	$ 339